Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Debt Instrument [Line Items]
Principal amounts of Long-term debt payable in the year ending June 30, 2012	$ 2,381
Principal amounts of Long-term debt payable in the year ending June 30, 2013	215
Principal amounts of Long-term debt payable in the year ending June 30, 2014	260,205
Principal amounts of Long-term debt payable in the year ending June 30, 2015	60,540
Principal amounts of Long-term debt payable in the year ending June 30, 2016	450,000
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2012	86,145
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2013	58,816
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2014	37,339
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2015	23,067
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2016	14,709
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, after 2016	60,990
Rental expense	$ 133,478	$ 124,546	$ 118,496